Virtus Low Volatility Equity Fund
Virtus Low Volatility Equity Fund
Investment Objective
The fund has an investment objective of capital appreciation with lower volatility than U.S. markets over a full market cycle.
Fees and Expenses
The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts in Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds. You may qualify for sales charge discounts in Class T Shares if you invest at least $250,000 in the fund. More information on these and other discounts is available: (i) from your financial advisor or other financial intermediary; (ii) under “Sales Charges” on page 209 of the fund’s prospectus; (iii) with respect to purchase of shares through specific intermediaries, in Appendix A to the fund’s prospectus, entitled “Intermediary Sales Charge Discounts and Waivers;” and (iv) under “Alternative Purchase Arrangements” on page 107 of the fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Virtus Low Volatility Equity Fund	Class A	Class C		Class I	Class T
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	none		none	2.50%
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	none	1.00%	[1]	none	none
[1]	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Virtus Low Volatility Equity Fund		Class A	Class C	Class I	Class T
Management Fees		0.95%	0.95%	0.95%	0.95%
Distribution and Shareholder Servicing (12b-1) fees		0.25%	1.00%	none	0.25%
Other Expenses		1.76%	1.76%	1.76%	1.76%	[1]
Acquired Fund Fees and Expenses		0.20%	0.20%	0.20%	0.20%
Total Annual Fund Operating Expenses	[2]	3.16%	3.91%	2.91%	3.16%
Less: Fee Waiver and/or Expense Reimbursement	[3]	(1.41%)	(1.41%)	(1.41%)	(1.41%)
Total Annual Fund Operating Expenses After Expense Reimbursement	[2],[3]	1.75%	2.50%	1.50%	1.75%
[1]	Estimated for current fiscal year, as annualized.
[2]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.
[3]	The fund's investment adviser has contractually agreed to limit the fund's total operating expenses (excluding certain expenses, including dividend and interest expenses, leverage expenses, taxes, brokerage commissions, extraordinary expenses and acquired fund fees and expenses, if any) so that such expenses do not exceed 1.55% for Class A Shares, 2.30% for Class C Shares, 1.30% for Class I Shares and 1.55% for Class T Shares through April 30, 2018. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the time such reimbursement occurred.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that the expense reimbursement arrangement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Virtus Low Volatility Equity Fund - USD ($)	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold	743	1,369	2,019	3,750
Class C	Sold	353	1,063	1,892	4,042
Class I	Sold	153	768	1,409	3,132
Class T	Sold	423	1,071	1,743	3,535

Expense Example, No Redemption - Virtus Low Volatility Equity Fund - USD ($)	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Held	743	1,369	2,019	3,750
Class C	Held	253	1,063	1,892	4,042
Class I	Held	153	768	1,409	3,132
Class T	Held	423	1,071	1,743	3,535

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund's portfolio turnover rate was 10% of the average value of its portfolio.

Investments, Risks and Performance Principal Investment Strategies

The fund seeks to provide investors with long-term returns similar to U.S. large capitalization stocks with less volatility by:

•    investing in a portfolio of primarily ETFs designed to produce returns generally in line with the broad U.S. equity market, although the fund may invest directly in large capitalization U.S. equity securities,

•    selling (writing) equity index call options, and

•    buying call options on CBOE Volatility Index® (VIX®) futures.

Writing index call options and buying call options on VIX® futures are both techniques for limiting the volatility of the fund's portfolio. Writing index call options is a way to monetize volatility, enhancing the fund's risk-adjusted return as compared with an all-equity portfolio and providing steady cash flow. However, at times, it also reduces the fund's ability to profit from increases in the value of its equity portfolio. Buying call options on VIX® futures is designed to protect the fund from a significant market decline over a short period of time because the value of a call option on VIX® futures generally increases as stock prices decrease, and decreases as those stocks prices increase. By employing techniques to limit the risks associated with the U.S. large capitalization stocks represented in its portfolio, the fund expects its portfolio to experience less volatility than a portfolio of U.S. large capitalization stocks alone.

Under normal circumstances, the fund intends to invest at least 80% of its net assets in equity securities, which include ETFs representing the equity securities markets.

Principal Risks

The fund may not achieve its objective(s), and it is not intended to be a complete investment program. The value of the fund's investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund's investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. In addition, you will also be subject to the risks associated with the principal investment strategies of any ETFs in which the fund invests. Purchase and redemption activities by fund shareholders may impact the management of the fund and its ability to achieve its investment objective(s). The redemption by one or more large shareholders or groups of shareholders of their holdings in the fund could have an adverse impact on the remaining shareholders in the fund including by accelerating the realization of capital gains and increasing the fund's transaction costs. The principal risks of investing in the fund are:

>     Call Options Risks.  The risk that selling index call options may limit the fund's opportunity to profit from increases in the value of its equity portfolio, and the risk that buying call options may result in the loss of the premium paid for those options.

>     Equity Securities Risk.  The risk that events negatively affecting issuers, industries or financial markets in which the fund invests will impact the value of the stocks held by the fund and, thus, the value of the fund's shares over short or extended periods. Investments in a particular style or in small or medium-sized companies may enhance that risk.

>     Exchange-Traded Funds (ETFs) Risk.  The risk that the value of an ETF will be more volatile than the underlying portfolio of securities the ETF is designed to track, or that the costs to the fund of owning shares of the ETF will exceed those the fund would incur by investing in such securities directly.

>     Fund of Funds Risk.  The risk that the fund's performance will be adversely affected by the assets owned by the other mutual funds in which it invests, and that the layering of expenses associated with the fund's investment in such other funds will cost shareholders more than direct investments would have cost.

>     Low Volatility Strategy Risk.  The risk that the fund's techniques for limiting portfolio volatility will not be successful, will cause the fund's portfolio to underperform its benchmark, or will cause the fund to lose money.

>     Market Volatility Risk.  The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Price changes may be temporary or may last for extended periods.

Performance Information
The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

Performance for Class T Shares is not shown here as Class T Shares were not available prior to the date of this prospectus.

The bar chart shows changes in the fund’s performance from year to year over the life of the fund. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index and a more narrowly-based benchmark. Updated performance information is available at virtus.com or by calling 800-243-1574.

Calendar year total returns for Class I Shares
Returns do not reflect sales charges and would be lower if they did. Annual Return (%)

Best Quarter:	Q4/2015:	5.29%	Worst Quarter:	Q1/2016:	-6.48%	Year to Date (3/31/17):	2.56%

Average Annual Total Returns (for the periods ended 12/31/16)
Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
Average Annual Total Returns - Virtus Low Volatility Equity Fund	Label	1 Year	Since Inception	Inception Date
Class I	Return Before Taxes	(0.41%)	5.79%	Jun. 11, 2013
Class I | Return After Taxes on Distributions	Return After Taxes on Distributions	(0.65%)	5.49%	Jun. 11, 2013
Class I | Return After Taxes on Distributions and Sale of Fund Shares	Return After Taxes on Distributions and Sale of Fund Shares	(0.03%)	4.48%	Jun. 11, 2013
Class A	Return Before Taxes	(6.31%)	3.79%	Jun. 11, 2013
Class C	Return Before Taxes	(1.37%)	4.73%	Jun. 11, 2013
CBOE S&P 500 Buywrite Index	CBOE S&P 500 Buywrite Index (reflects no deduction of fees, expenses or taxes)	7.07%	6.98%	Jun. 11, 2013
S&P 500® Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	11.96%	11.74%	Jun. 11, 2013

The CBOE S&P 500 Buywrite Index is a passive total return index based on buying an S&P 500 stock index portfolio and "writing" (or selling) the near-term S&P 500 Index (SPXSM) "covered" call option. The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The S&P 500® Index is calculated on a total-return basis with dividends reinvested.The indexes are unmanaged and not available for direct investment.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.